CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Related parties allowance for credit losses, net | ¥	¥ 390	¥ 390
Accounts receivables, net, allowance for credit losses | ¥	922	2,126
Prepayments and other receivables, net of allowance for credit losses | ¥	¥ 1,132	¥ 15,683
Ordinary stock, shares authorized	1,000,000,000	1,000,000,000
Treasury stock, shares	17,973,663	16,439,902
Short-Term Investments
Investments including the fair value measured investments | ¥	¥ 242,641	¥ 333,764
Long-Term Investments
Investments including the fair value measured investments | ¥	¥ 56,972	¥ 57,660
Common Class A
Ordinary stock, shares authorized	941,472,561	941,472,561
Ordinary stock, shares issued	106,787,392	106,787,392
Ordinary stock, shares outstanding	87,809,969	88,024,113
Common Class B
Ordinary stock, shares authorized	47,240,103	47,240,103
Ordinary stock, shares issued	47,240,103	47,240,103
Ordinary stock, shares outstanding	47,240,103	47,240,103
Common Class C
Ordinary stock, shares authorized	11,287,336	11,287,336
Ordinary stock, shares issued	11,287,336	11,287,336
Ordinary stock, shares outstanding	11,287,336	11,287,336